COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Right-of-use assets	¥5,324	¥9,975
Total operating lease assets	¥5,324	¥9,975

Operating lease liabilities – current	¥4,428	¥7,387
Operating lease liabilities – non-current	249	1,795
Total operating lease liabilities	¥4,677	¥9,182

SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES

The table below shows the future minimum payments under non-cancelable operating leases as of March 31, 2026 (in thousands):

Years Ending September 30,	Operating Leases
Remainder of 2026	¥2,926
2027	1,811
Total	4,737
Less: lease amount representing interest	(60)
Present value of lease liabilities	¥4,677